Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	800,000,000	800,000,000	800,000,000
Common Stock, Shares Issued (in shares)	237,169,770	237,169,770	193,044,766
Common Stock, Shares Outstanding (in shares)	236,994,770	236,719,770	193,044,766